Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of royalty payment
Skyword Royalty Payment Schedule	Royalty Rate Applied to Revenues for Stated Period
09/01/13 to 02/28/14	5%
03/01/14 to 8/31/14	15%
09/01/14 to 02/28/15	20%
03/01/15 to 09/15/17	25%

Skyword Royalty Payment Schedule	Royalty Rate Applied to Revenues for Stated Period
09/01/13 to 02/28/14	5%
03/01/14 to 8/31/14	15%
09/01/14 to 02/28/15	20%
03/01/15 to 09/15/17	25%

Fair value, assets measured on recurring basis
	Condensed Consolidated Balance Sheet		Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)		Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)		Significant Unobservable Inputs (Level 3)
Fair value of contingent consideration in connection with the purchase of Gather (included in other liabilities):
March 31, 2014		$224		$-		$-		$224
December 31, 2013		$224		$-		$-		$224

	Consolidated Balance Sheet	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Fair value of contingent consideration in connection with the purchase of Gather (included in other liabilities):
December 31, 2013	$224,000	$-	$-	$224,000

Fair value of the Company Level Three financial liabilities
For the Three Months Ended March 31, 2014
Beginning balance at January 1, 2014	$224
Change in fair value of contingent consideration	-
Ending balance at March 31, 2014	$224

As of December 31, 2013
Beginning balance at January 1, 2013	$0
Acquisition of contingent consideration associated with the Health Guru Media merger	224,000
Ending balance at December 31, 2013	$224,000